Financial liabilities at FVTPL_Changes in equity in relation to financial liabilities at fair value through profit or loss designated as upon initial recognition (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of changes in equity in relation to financial liabilities at fair value through profit or loss designated as upon initial recognition [Abstract]
Equity-linked securities index	₩ 4
The cumulative gain or loss realized as a result of the derecognition of financial liabilities designated as at FVTPL that is presented in other comprehensive income and transferred within equity	₩ 4